Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenues
Schedule to Purchase Shares of Preferred Stock

Date	Shares	Purchase Price
Initial Closing Date	16,666	$249,990
February 22, 2021	16,667	250,005
March 8, 2021	16,667	250,005
March 22, 2021	16,667	250,005
April 5, 2021	16,666	249,990
April 19, 2021	16,667	250,005
May 17, 2021	33,334	500,010
June 14, 2021	33,333	499,995
July 12, 2021	33,333	499,995
Total	200,000	$3,000,000

Schedule of Option Exercise Price Range

The following is a summary of information about the Stock Options outstanding at December 31, 2021.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$0.13 - $0.56	10,742,000	8.63 years	$0.16	7,467,612	$0.17

Schedule of Option Activity

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2019	766,669	$0.50
Options granted	9,875,000	0.51
Options exercised	(9,366,669)	(0.53)
Balance, December 31, 2020	1,275,000	0.36
Options granted	9,592,000	0.14
Options exercised	(125,000)	(0.13)
Balance, December 31, 2021	10,742,000	$0.16

Exercisable, December 31, 2021	7,467,612	$0.17